Note 3 - Business Combination	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Business Combination Disclosure [Text Block]

3. Business Combination

Apex Technology Acquisition Corporation

On November 23, 2020, AvePoint, Inc. (“Legacy AvePoint”) and certain members of Apex (as defined below) entered into the Business Combination Agreement. The business combination by and among Legacy AvePoint and certain members of Apex was effected on July 1, 2021, and through a series of merger transactions, which were finalized on July 26, 2021, (the “Business Combination”) Apex Technology Acquisition Corporation (“Apex”) was the surviving entity and changed its name to AvePoint.

The Business Combination was accounted for as a reverse recapitalization as Legacy AvePoint was determined to be the accounting acquirer under ASC 805. This determination was primarily based on Legacy AvePoint comprising the ongoing operations of the combined entity, Legacy AvePoint’s senior management comprising the majority of the senior management of the combined company and the prior stockholders of Legacy AvePoint having a majority of the voting power of the combined entity. In connection with the Business Combination, the outstanding shares of Legacy AvePoint’s preferred stock were redeemed for cash and shares of AvePoint’s common stock and the outstanding shares of Legacy AvePoint’s common stock were converted into AvePoint’s common stock, representing a recapitalization, and the net assets of the Company were acquired at historical cost, with no goodwill or intangible assets recorded. Operations and assets and liabilities of the Company prior to the Business Combination in these financial statements are those of Legacy AvePoint. As a result, these financial statements represent the continuation of Legacy AvePoint and the historical stockholders’ deficiency. Common stock, preferred stock and loss per share of Legacy AvePoint prior to the Business Combination have been retrospectively adjusted for the Business Combination using an exchange ratio of 8.69144. Options to purchase common stock of Legacy AvePoint were converted into options to purchase common stock of AvePoint, Inc. using an exchange ratio of 8.6914. The options, as converted, continue to be governed by Legacy AvePoint’s existing stock option plan. The accumulated deficit of Legacy AvePoint has been carried forward after the Business Combination. All per share information in the consolidated balance sheets, consolidated statements of operations, consolidated statements of mezzanine equity and stockholders’ equity (deficiency) and the notes to consolidated financial statements have been retroactively adjusted using an exchange ratio of 8.69144 per share.

The following transactions occurred in connection with the Business Combination which impacted our mezzanine equity and permanent equity accounts:

●	Shares of Legacy AvePoint Common Stock were cancelled and converted into 103,831,523 shares of our common stock, par value $0.0001 per share.
●	$106.2 million was paid to holders of Legacy AvePoint Common Stock in exchange for 10,602,105 shares of common stock (as converted).
●	Shares of Apex Class A common stock were cancelled and converted into 34,982,628 shares of our common stock.

●	Shares of Apex Class B common stock were cancelled and converted into 9,560,000 shares of our common stock.
●	Apex entered into subscription agreements with certain investors, whereby 14,000,000 shares of our common stock at $10.00 per share (“PIPE Shares”) for an aggregate purchase price of $140.0 million.
●	A portion of Legacy AvePoint preferred stock was cancelled and converted into 28,500,592 shares of our common stock. The remaining preferred stock was redeemed for $130.9 million.
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Options to purchase Legacy AvePoint Common Stock (other than certain options held by certain executives and options issued to certain international employees) were cancelled and converted into an option to purchase our common stock with the same terms and conditions (including vesting and exercisability terms) applicable to the corresponding former Legacy AvePoint options.

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Options to purchase Legacy AvePoint Common Stock issued to certain international employees were cancelled and converted into an option to purchase our common stock with the same terms and conditions with the exception of fully vested options which will incur an additional month of vesting following the Business Combination to comply with local regulations.

●	Legacy AvePoint Officer Awards, as defined in “Note 16 — Stock-Based Compensation,” were cancelled. Refer to “Note 16 — Stock-Based Compensation” for more information.
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Put options on Legacy AvePoint Modified Options and Modified Common Stock, as defined in “Note 16 — Stock-Based Compensation,” were cancelled. Refer to “Note 16 — Stock-Based Compensation” for more information.

●	We entered into earn-out agreements to issue additional shares if certain share price milestones are achieved. Refer to “Note 14 — Company Earn-Out and Warrant Liabilities” for more information.
●	We assumed public and private placement warrants from Apex. Refer to “Note 14 — Company Earn-Out and Warrant Liabilities” for more information.

As of the Closing Date and following the completion of the Business Combination, we are authorized to issue up to 1,000,000,000 shares of our common stock at a par value of $0.0001 per share and up to 20,000,000 shares of preferred stock, the rights, preferences and privileges of which may be designated from time to time by our Board.

As of the Closing Date and following the completion of the Business Combination, we had the following outstanding securities:

●	180,272,638 shares of our common stock; and
●	17,905,000 warrants, each exercisable for one share of common stock at a price of $11.50 per share.

As a result of the Business Combination, we received net cash consideration of $204.5 million. Legacy AvePoint and Apex incurred costs that are considered direct and incremental costs associated with the transaction. These costs amounted to $56.2 million and were treated as a reduction of additional paid-in capital.

Cash flows provided to or paid by Legacy AvePoint or Apex in connection with the Business Combination are included in our consolidated statements of cash flows as financing activities. Our purchase of shares of Apex common stock prior to the Business Combination is included in our consolidated statements of cash flows as a financing cash outflow. The shares purchased are recorded as treasury stock.

I-Access Acquisition

On the I-Access Closing Date, EduTech consummated its acquisition of all of the ordinary shares of I-Access. As a result, I-Access became a wholly-owned subsidiary of EduTech. The acquisition was made pursuant to the Share Purchase Agreement, by and among EduTech and the former I-Access shareholders. The Company, through its subsidiary EduTech, completed the acquisition of I-Access to further expand its SaaS solutions for corporate learning and development. The fair value of the transaction consideration totaled approximately $7.1 million, consisting of: $1.5 million in cash, and contingent consideration measured at a fair value of $5.6 million on the I-Access Closing date. The above-mentioned contingent consideration consists of:

(i)            2.98% of EduTech common shares (of those, 292,440 shares were issued on the I-Access Closing Date and 30,252 shares were held in escrow pending distribution pursuant to the Adjustment for Guaranteed Minimum Revenue (as defined below));

(ii)           a put option which allows sellers to cause EduTech to repurchase the shares of EduTech for approximately $5.9 million, upon 24 months from Acquisition Close Date or the occurrence of certain triggering events which are in the control of the Company; and

(iii)         earnout in EduTech shares held in escrow at a fair value equal to revenue surplus above the agreed guaranteed minimum revenue amount, of up to approximately $0.7 million, or the return of EduTech shares at a fair value equal to the revenue shortfall below the agreed guaranteed minimum revenue amount, of up to approximately $0.7 million (together, the “Adjustment for Guaranteed Minimum Revenue”). In the event of a revenue shortfall, all shares held in escrow would have been returned to EduTech.

On April 15, 2022, the Company implemented a management changeover. As a result, pursuant to the terms of the Share Purchase Agreement, the Adjustment for Guaranteed Minimum Revenue was cancelled and the 292,440 EduTech shares issued as consideration on the I-Access Closing Date, the 30,252 EduTech shares held in escrow, the put option on EduTech shares and the earnout in EduTech shares were no longer contingent and were reclassified to mezzanine equity and included in redeemable noncontrolling interest.

The acquisition-related costs totaled $0.3 million and are recognized as an expense within general and administrative in the consolidated statements of operations.

Prior to being reclassified to mezzanine equity, the contingent consideration was liability classified and was measured at fair value on the I-Access Closing Date and remeasured on the date the Adjustment for Guaranteed Minimum Revenue was cancelled. The fair value of the contingent consideration was estimated using a combination of multiple valuation methods, including discounted cash flows method, guideline public company method, and the Black-Scholes option-pricing model with the following weighted-average assumptions as of February 18, 2022, and April 15, 2022:

	February 18, 2022	April 15, 2022
Expected life (in years)	2.08	1.93
Expected volatility	50%	50%
Risk-free rate	1.23%	1.83%
Dividend	0%	0%

The contingent consideration fair value estimated on the I-Access Closing Date and the date the Adjustment for Guaranteed Minimum Revenue was cancelled was $5.6 million and $5.8 million, respectively. During the year ended December 31, 2022, the change in the fair value of $0.2 million is included within general and administrative on the consolidated statements of operations. The financial results of I-Access have been included in our consolidated financial statements since the date of the acquisition. The I-Access business is reported within our reportable segment. In accordance with ASC 805-740, the Company established a deferred tax liability with an offset to goodwill in connection with the accounting for the opening balance sheet of the I-Access acquisition as a result of book-to-tax differences primarily related to the technology and software intangibles and customer related assets.

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

Preliminary Allocation
(in thousands)
Accounts receivable, net	$429
Prepaid expenses and other current assets	72
Property and equipment	22
Goodwill	3,950
Technology and software	2,750
Customer related assets	909
Other assets	997
Accrued expenses and other liabilities	(718)
Current portion of deferred revenue	(230)
Other non-current liabilities	(1,072)
Total purchase consideration	$7,109

The goodwill, which is generally not tax-deductible, is attributed to intangible assets that do not qualify for separate recognition, including the assembled workforce of the acquired business and the synergies expected to arise as a result of the acquisitions.

Intangible assets primarily relate to acquired technology and software and customer related assets. The acquired definite-lived intangible assets are being amortized over an estimated useful life of: (i) 10 years for technology and software on a straight-line basis; and (ii) 1 to 10 years for customer related assets on a straight-line basis. The estimated fair values of identifiable intangible assets were determined using the relief from royalty method which is based on the premise that the only value that a purchaser of the assets receives is the exemption from paying a royalty for its use over its remaining useful life. Some of the significant assumptions inherent in the development of such asset valuations include revenues, royalty rate, contributory asset charges, discount rate, useful life, as well as other factors. The fair value of intangible assets as of December 31, 2022, is based on preliminary assumptions which are subject to change as we complete our valuation procedures.

Essential Acquisition

On August 25, 2022, the Company acquired all of the issued and outstanding equity interest in Essential Co. Ltd., a South Korea-based software solutions provider that will advance the Company’s ability to enable organizations to accelerate data-driven digital transformation, for a total valuation of $3.0 million with most of the value allocated to goodwill. The resulting goodwill is not deductible for income tax purposes.

tyGraph Companies Acquisition

On September 12, 2022, the Company consummated its acquisition of all of the outstanding shares of tyGraph Incorporated (“tyGraph US”), and AvePoint Ontario Ltd. (“AvePoint Ontario,” a wholly-owned subsidiary of AvePoint) consummated its acquisition of all of the outstanding shares of tyGraph Ltd. (“tyGraph Canada” and, collectively with tyGraph US, the “tyGraph Companies”). On September 12, 2022, tyGraph Canada was merged with and into AvePoint Ontario, with AvePoint Ontario surviving. As a result, the tyGraph Companies became wholly-owned subsidiaries of AvePoint. The acquisition was made pursuant to the Share Purchase Agreement, by and among AvePoint, AvePoint Ontario and the former tyGraph Companies shareholders. The Company completed the acquisition of the tyGraph Companies to further expand its SaaS solutions for providing robust analytics capabilities that enable organizations to uncover workplace engagement. The fair value of the transaction consideration totaled approximately $15.3 million, consisting of: $13.8 million in cash, and 324,845 of shares in the Company measured at a fair value of $1.5 million on the closing date. The above-mentioned cash consideration consisted of:

(i)         the cash purchase price of $13.5 million;

(ii)        the entire outstanding principal and interest of the loans made to certain tyGraph Companies shareholders which was approximately $0.2 million; and

(iii)       unpaid transaction costs incurred by the tyGraph Companies as of the open of business on the closing date which was approximately $0.1 million.

The acquisition-related costs incurred by the Company totaled $0.4 million and are recognized as an expense within general and administrative in the consolidated statements of operations.

The financial results of the tyGraph Companies have been included in our consolidated financial statements since the date of the acquisitions. The tyGraph Companies businesses are reported within our reportable segment. In accordance with ASC 805-740, the Company established a deferred tax liability with an offset to goodwill in connection with the accounting for the opening balance sheet of the tyGraph Companies acquisitions as a result of book-to-tax differences primarily related to the technology and software intangibles and customer related assets.

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

Preliminary Allocation
(in thousands)
Accounts receivable, net	$449
Prepaid expenses and other current assets	262
Property and equipment	30
Goodwill	12,193
Customer related assets	3,868
Technology and software	2,552
Other assets	219
Accounts payable	(93)
Accrued expenses and other liabilities	(342)
Current portion of deferred revenue	(2,079)
Other non-current liabilities	(1,724)
Total purchase consideration	$15,335

The goodwill, which is generally not tax-deductible, is attributed to intangible assets that do not qualify for separate recognition, including the assembled workforce of the acquired business and the synergies expected to arise as a result of the acquisition.

Intangible assets primarily relate to acquired technology and software and customer related assets. The acquired definite-lived intangible assets are being amortized over an estimated useful life of: (i) 6 years for technology and software on a straight-line basis; and (ii) 10 years for customer related assets on a straight-line basis. The estimated fair values of identifiable intangible assets were determined using the relief from royalty method which is based on the premise that the only value that a purchaser of the assets receives is the exemption from paying a royalty for its use over its remaining useful life. Some of the significant assumptions inherent in the development of such asset valuations include revenues, royalty rate, contributory asset charges, discount rate, useful life, as well as other factors. The fair value of intangible assets as of December 31, 2022, is based on preliminary assumptions which are subject to change as we complete our valuation procedures.